Jul. 01, 2017
Supplement dated January 12, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following Fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Overseas Value Fund	7/1/2017
Effective immediately, all references to Class B shares of the Fund are hereby removed.
Effective February 1, 2018 (the Effective Date), the information with respect to the Shareholder Fees and Annual Fund Operating Expenses tables under the caption "Fees and Expenses of the Fund" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The front-end sales charge applicable to Class T shares is a per-transaction charge, meaning that separate orders will not be aggregated for purposes of calculating the rate of the sales charge payable. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other sales charge discounts and waivers is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 27 of the Fund's prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class T	Classes Adv, Inst, Inst2, Inst3, K and R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	2.50%	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class K	Class R	Class T
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.50%	0.25%
Other expenses(c)	0.34%	0.34%	0.34%	0.34%	0.12%	0.09%	0.37%	0.34%	0.34%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses(d)(e)	1.45%	1.20%	2.20%	1.20%	0.98%	0.95%	1.23%	1.70%	1.45%
Less: Fee waivers and/or expense reimbursements(f)	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.05%)	(0.07%)	(0.05%)	(0.16%)	(0.16%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.29%	1.04%	2.04%	1.04%	0.93%	0.88%	1.18%	1.54%	1.29%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
(d)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than "Total Net Expenses" shown in the Financial Highlights section of this prospectus because "Total Net Expenses" do not include acquired fund fees and expenses.
(e)	"Total annual Fund operating expenses" are higher than "Total gross expenses" shown in the Financial Highlights section of this prospectus because "Total gross expenses" were reduced due to an extraordinary reimbursement of expenses overbilled by a third party.
(f)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2019, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.28% for Class A, 1.03% for Class Adv, 2.03% for Class C, 1.03% for Class Inst, 0.92% for Class Inst2, 0.87% for Inst3, 1.17% for Class K, 1.53% for Class R and 1.28% for Class T.

On the Effective Date, the expense example table under the caption "Fees and Expenses of the Fund – Example," and the paragraph that immediately precedes it, in the "Summary of the Fund" section are hereby superseded and replaced with the following:
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$699	$992	$1,307	$2,198
Class Adv (whether or not shares are redeemed)	$106	$365	$ 644	$1,440
Class C (assuming redemption of all shares at the end of the period)	$307	$673	$1,165	$2,521
Class C (assuming no redemption of shares)	$207	$673	$1,165	$2,521
Class Inst (whether or not shares are redeemed)	$106	$365	$ 644	$1,440
Class Inst2 (whether or not shares are redeemed)	$ 95	$307	$ 537	$1,197
Class Inst3 (whether or not shares are redeemed)	$ 90	$296	$ 519	$1,160
Class K (whether or not shares are redeemed)	$120	$385	$ 671	$1,484
Class R (whether or not shares are redeemed)	$157	$520	$ 908	$1,995
Class T (whether or not shares are redeemed)	$378	$682	$1,008	$1,929
The rest of the section remains the same.